Share-based payments - RSUs valuation assumptions (Details)	Sep. 25, 2025
Share-based payments
Market price	56.80%
Expected volatility (%)	100.00%
Risk-free interest rate (%)	3.68%
Contractual life (years)	10 years
Expected life (years)	5 years